Annual Total Returns[BarChart] - Internet UltraSector ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.68%)	29.61%	85.87%	0.48%	30.81%	7.40%	57.92%	4.78%	25.95%	77.60%